EQUITY FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

SUPPLEMENT DATED JUNE 30, 2014 TO

PROSPECTUS DATED JULY 31, 2013

1.	Effective July 31, 2014, the information under the section entitled “FUND SUMMARIES — Income Equity Fund — Principal Investment Strategies” on page 6 of the Prospectus is amended and restated as follows:

In seeking to achieve its investment objective, the Fund will, under normal circumstances, invest at least 80% of its net assets in income-producing equity securities, including dividend-paying common and preferred stocks and convertible securities. The Fund also may invest up to 20% of its net assets in a broad range of non-convertible fixed-income securities without limitation as to maturity. The Fund seeks to provide a high level of current income relative to other mutual funds that invest in equity securities.

Using a quantitative rank and supporting fundamental analysis, the Fund’s investment adviser buys and sells securities based on factors including, but not limited to a company’s:

•	Profitability;
•	Capital decisions;
•	Cash coverage; and
•	Dividend yield.

In determining capital appreciation potential, the Fund’s investment adviser uses a proprietary quantitative ranking that is designed to provide exposure to quality characteristics. Beginning with a broad universe of liquid securities, the Fund’s investment adviser applies the proprietary quality score to screen out low-quality securities. The Fund’s investment adviser then selects stocks from the remaining universe of securities giving exposure to securities ranking at the top in both quality and dividend yield. Final purchase decisions are made based on a fundamental review of these companies and on a desired level of diversification. The Fund’s investment adviser will normally sell a security that it believes is no longer attractive based upon the evaluation criteria described above.

2.	Effective July 31, 2014, the following information is added to the section entitled “FUND SUMMARIES — Income Equity Fund — Principal Risks” on page 7 of the Prospectus:

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

3.	Effective June 30, 2014, the information under the section entitled “FUND SUMMARIES — Income Equity Fund — Management” on page 7 of the Prospectus is amended and restated as follows:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the Income Equity Fund. Jackie M. Benson, Senior Vice President of Northern Trust Investments, Inc., Jacob C. Weaver, CFA, Senior Vice President of Northern Trust Investments, Inc. and John Ferguson, Vice President of Northern Trust Investments, Inc., have been managers of the Fund since March 2007, June 2014 and June 2014, respectively.

4.	Effective July 31, 2014, the information under the section entitled “FUND SUMMARIES — Large Cap Value Fund — Principal Investment Strategies” on page 19 of the Prospectus is amended and restated as follows:

In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies. Large capitalization companies generally are considered to be those whose market capitalization is, at the time the Fund makes an investment, within the range of the market capitalization of the companies in the Russell 1000® Value Index. Companies whose capitalization no longer meets this definition after purchase may continue to be considered large capitalization companies. As of May 30, 2014, the market capitalization of the companies in the Russell 1000 Value Index (as reconstituted) was between approximately $2.2 billion and $431.7 billion. The size of companies in the Russell 1000 Value Index changes with market conditions. In addition, changes to the composition of the Russell 1000 Value Index can change the market capitalization range of companies in the Russell 1000 Value Index. The Fund is not limited to the stocks included in the Russell 1000 Value Index and may invest in other stocks that meet the Fund’s investment adviser’s criteria discussed below.

In buying stocks, the Fund’s investment adviser uses a quantitatively managed strategy designed to provide exposure to value and quality factors. Beginning with a broad universe of liquid securities, the Fund’s investment adviser applies its value screen and proprietary quality score to eliminate low-quality securities. The Fund’s investment adviser then optimizes the

NORTHERN FUNDS PROSPECTUS

EQUITY FUNDS

PROSPECTUS SUPPLEMENT

remaining universe of securities for the appropriate capitalization and diversification goals, while giving exposure to securities ranking in the top quintiles of quality and value. The Fund’s investment adviser also performs a risk management analysis in which risk exposures are measured and managed at the security, sector, region and portfolio levels. Final purchase decisions are made based on a fundamental review of these companies and on a desired level of diversification. The Fund’s investment adviser will normally sell a security that it believes is no longer attractive based upon the evaluation criteria described above.

Frank Russell Company does not endorse any of the securities in the Russell 1000 Value Index. It is not a sponsor of the Large Cap Value Fund and is not affiliated with the Fund in any way.

5.	Effective July 31, 2014, the following information is added to the section entitled “FUND SUMMARIES — Large Cap Value Fund – Principal Risks” on page 20 of the Prospectus:

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

6.	Effective June 30, 2014, the information under the section entitled “FUND SUMMARIES — Large Cap Value Fund — Management” on page 20 of the Prospectus is amended and restated as follows:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the Large Cap Value Fund. Douglas McEldowney, CFA, Donna Renaud, CFA, and Mark C. Sodergren, CFA, each a Senior Vice President of Northern Trust Investments, Inc., and Alec Harrell, CFA, a Vice President of Northern Trust Investments, Inc., have been managers of the Fund since August 2008, March 2007, June 2014 and April 2013, respectively.

7.	Effective June 30, 2014, the third and seventh paragraphs under the section entitled “FUND MANAGEMENT” on page 35 of the Prospectus are amended and restated as follows:

The managers for the Income Equity Fund are Jackie M. Benson, Senior Vice President of Northern Trust Investments, Inc., Jacob C. Weaver, CFA, Senior Vice President of Northern Trust Investments, Inc., and John Ferguson, Vice President of Northern Trust Investments, Inc. Ms. Benson was co-manager of the Fund from March 2007 to May 2009. Since joining Northern Trust Investments, Inc. in September 2004, Ms. Benson has managed various equity portfolios. Messrs. Weaver and Ferguson have been co-managers of the Fund since June 2014. Mr. Weaver joined Northern Trust Investments, Inc. in 1998 and is a senior portfolio manager and team leader on the active equity team and responsible for the implementation of several quantitative equity strategies specializing in tax-advantaged equity and quality dividend focused strategies. Mr. Ferguson joined Northern Trust Investments, Inc. in 2009 and is a senior portfolio manager on the active equity team and focuses on the implementation of value-added strategies.

The managers for the Large Cap Value Fund are Douglas McEldowney, CFA, Donna Renaud, CFA, and Mark C. Sodergren, CFA, each a Senior Vice President of Northern Trust Investments, Inc., and Alec Harrell, CFA, a Vice President of Northern Trust Investments, Inc. Mr. McEldowney has been manager since August 2008, Ms. Renaud since March 2007, Mr. Sodergren since June 2014 and Mr. Harrell since April 2013. Mr. McEldowney joined Northern Trust Investments, Inc. in 2006, Ms. Renaud joined in August 2004, and Mr. Harrell joined in August 2007. Since joining Northern Trust Investments, Inc., each portfolio manager has managed various equity and fixed-income portfolios. Mr. Sodergren joined Northern Trust Investments, Inc. in 2007 and is the head of the quantitative equity portfolio management team and responsible for research and implementation of several quantitative equity strategies. Mr. Sodergren is also a portfolio manager of the Large Cap Core Fund.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	EQTY SPT (6/14)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

SUPPLEMENT DATED JUNE 30, 2014 TO

STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2013

1.	Effective June 30, 2014, the disclosure as to the portfolio managers of the Income Equity Fund and Large Cap Value Fund in the table under the section entitled “PORTFOLIO MANAGERS” beginning on page 90 of the SAI is replaced with the following disclosure:

Fund	Portfolio Manager(s)
Income Equity Fund	Jackie M. Benson, Jacob C. Weaver and John Ferguson
Large Cap Value Fund	Donna Renaud, Douglas McEldowney, Alec Harrell and Mark C. Sodergren

2.	Effective June 30, 2014, the following disclosure is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 91 of the SAI:

The table below discloses the accounts within each type of category listed below for which Jacob C. Weaver, CFA, was jointly and primarily responsible for day-to-day portfolio management as of May 31, 2014.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	1	$105	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

The table below discloses the accounts within each type of category listed below for which John Ferguson, was jointly and primarily responsible for day-to-day portfolio management as of May 31, 2014.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	91	$3,221	0	$0

3.	Effective June 30, 2014, the following disclosure, as of May 31, 2014, is added under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 100 of the SAI:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Jacob C. Weaver	Income Equity Fund	$0
John Ferguson	Income Equity Fund	$0
Mark C. Sodergren	Large Cap Value Fund	$0